Average Annual Total Returns - DWS Gov Cash Inst Shares - DWS Government and Agency Securities Portfolio - DWS Government Cash Institutional Shares	Class Inception	1 Year	5 Years	10 Years
Total	Feb. 16, 2007	0.36%	1.06%	0.55%